UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 22.6%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.848%, with various maturities to 2037(1)	$1,240		$1,261,273
1.851%, with various maturities to 2022(1)	1,100		1,111,027
2.538%, with maturity at 2034(1)	3,562		3,722,975
2.598%, with maturity at 2022(1)	46		45,956
2.642%, with maturity at 2020(1)	66		66,754
2.799%, with maturity at 2036(1)	2,689		2,835,752
2.823%, with maturity at 2035(1)	7,196		7,591,204
2.832%, with maturity at 2038(1)	2,693		2,855,074
2.869%, with maturity at 2035(1)	1,949		2,035,326
2.877%, with maturity at 2025(1)	558		578,370
2.886%, with maturity at 2023(1)	635		649,244
2.912%, with maturity at 2036(1)	2,978		3,149,631
3.123%, with maturity at 2032(1)	533		542,329
3.402%, with maturity at 2029(1)	252		252,172
3.861%, with maturity at 2034(1)	442		473,432
4.058%, with maturity at 2037(1)	2,120		2,259,653
4.384%, with maturity at 2030(1)	607		650,708
4.413%, with maturity at 2032(1)	389		401,852
4.50%, with various maturities to 2035	1,437		1,519,763
4.71%, with maturity at 2033(1)	2,424		2,592,425
5.00%, with various maturities to 2018	436		445,681
5.50%, with various maturities to 2018	131		132,683
6.00%, with maturity at 2029	351		394,792
6.50%, with maturity at 2017	39		39,473
7.00%, with various maturities to 2035	784		907,125
7.50%, with maturity at 2017	0	(2)	13
8.00%, with various maturities to 2025	11		11,519

			$36,526,206

Federal National Mortgage Association:
1.848%, with various maturities to 2037(1)	$812		$824,004
1.851%, with maturity at 2033(1)	412		418,587
1.953%, with maturity at 2032(1)	1,385		1,409,524
2.012%, with maturity at 2038(1)	562		567,331
2.033%, with maturity at 2018(1)	3		3,182
2.372%, with maturity at 2029(1)	27		26,829
2.419%, with maturity at 2028(1)	1,747		1,783,001
2.464%, with maturity at 2020(1)	149		149,313
2.59%, with maturity at 2018(1)	31		30,481
2.599%, with maturity at 2036(1)	215		216,149
2.63%, with maturity at 2033(1)	727		762,723
2.676%, with maturity at 2030(1)	126		127,636
2.691%, with maturity at 2037(1)	2,395		2,520,228
2.70%, with maturity at 2040(1)	821		860,181
2.72%, with maturity at 2031(1)	1,730		1,787,150
2.742%, with maturity at 2036(1)	692		729,027

Security	Principal Amount (000’s omitted)	Value
2.768%, with maturity at 2039(1)	$4,088	$4,310,572
2.791%, with maturity at 2033(1)	6,265	6,609,034
2.838%, with maturity at 2030(1)	656	669,284
2.859%, with maturity at 2030(1)	822	852,598
2.875%, with maturity at 2018(1)	1	1,205
2.883%, with maturity at 2035(1)	2,093	2,229,052
2.94%, with maturity at 2038(1)	1,332	1,412,119
3.016%, with maturity at 2021(1)	208	210,266
3.039%, with maturity at 2034(1)	1,181	1,248,988
3.05%, with maturity at 2036(1)	625	636,416
3.08%, with maturity at 2019(1)	335	339,449
3.198%, with maturity at 2034(1)	1,788	1,891,518
3.583%, with maturity at 2021(1)	163	166,419
3.592%, with maturity at 2026(1)	646	683,151
3.614%, with maturity at 2034(1)	2,842	3,045,797
3.635%, with maturity at 2021(1)	298	304,045
3.722%, with maturity at 2035(1)	1,000	1,071,403
3.755%, with maturity at 2036(1)	1,521	1,629,589
3.779%, with maturity at 2036(1)	162	167,453
3.829%, with maturity at 2035(1)	757	811,716
3.961%, with maturity at 2034(1)	1,784	1,906,578
4.05%, with maturity at 2035(1)	1,174	1,261,864
4.102%, with maturity at 2033(1)	660	709,590
4.32%, with maturity at 2034(1)	603	646,043
4.508%, with maturity at 2029(1)	1,161	1,244,551
4.699%, with maturity at 2034(1)	1,144	1,225,048
4.719%, with maturity at 2034(1)	622	667,043
5.00%, with various maturities to 2019	694	711,815
6.00%, with various maturities to 2031	570	636,278
6.317%, with maturity at 2032(1)	236	259,384
6.50%, with maturity at 2036	5,586	6,361,653
7.00%, with various maturities to 2035(3)	4,317	5,061,040
7.50%, with maturity at 2018(4)	1	1,484
8.00%, with maturity at 2034	755	876,520

		$62,074,311

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$505	$517,267
5.00%, with maturity at 2018	293	301,405
8.25%, with maturity at 2020	48	51,223
9.00%, with maturity at 2017	2	1,592

		$871,487

Total Mortgage Pass-Throughs (identified cost $98,426,693)		$99,472,004

Collateralized Mortgage Obligations — 73.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(5)	$4,128	$3,750,348
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(5)	2,018	1,861,840

Security	Principal Amount (000’s omitted)	Value
Series 1395, Class F, 1.253%, 10/15/22(6)	$24	$23,886
Series 2135, Class JZ, 6.00%, 3/15/29	1,124	1,257,913
Series 3030, (Interest Only), Class SL, 5.333%, 9/15/35(7)(8)	3,767	678,200
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(5)	1,697	1,467,183
Series 3114, (Interest Only), Class TS, 5.883%, 9/15/30(7)(8)	9,344	1,322,562
Series 3339, (Interest Only), Class JI, 5.823%, 7/15/37(7)(8)	3,055	591,032
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(5)	562	521,195
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(5)	1,207	1,047,698
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(5)	1,976	1,704,654
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(7)	4,436	336,506
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(7)	4,618	685,569
Series 4094, (Interest Only), Class CS, 5.233%, 8/15/42(7)(8)	5,788	1,168,882
Series 4109, (Interest Only), Class SA, 5.433%, 9/15/32(7)(8)	3,913	883,160
Series 4177, Class MP, 2.50%, 3/15/43	1,318	1,254,523
Series 4204, Class AF, 1.771%, 5/15/43(6)	2,855	2,823,857
Series 4212, (Interest Only), Class SA, 5.433%, 7/15/38(7)(8)	11,455	1,403,983
Series 4299, Class JG, 2.50%, 7/15/43	6,985	7,033,175
Series 4319, Class SY, 6.526%, 3/15/44(8)	276	264,958
Series 4336, Class GU, 3.50%, 2/15/53	431	449,695
Series 4337, Class YT, 3.50%, 4/15/49	3,305	3,329,456
Series 4385, Class SC, 7.534%, 9/15/44(8)	691	648,842
Series 4389, Class CA, 3.00%, 9/15/44(3)	8,742	8,826,363
Series 4407, Class LN, 7.523%, 12/15/43(8)	236	220,220
Series 4452, (Interest Only), Class SP, 5.433%, 10/15/43(7)(8)	6,299	1,108,754
Series 4495, Class JA, 3.50%, 5/15/45	3,609	3,643,042
Series 4497, (Interest Only), Class CS, 5.433%, 9/15/44(7)(8)	4,377	994,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(7)	13,739	2,509,159
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(7)	5,756	972,318
Series 4549, (Interest Only), Class DS, 5.133%, 8/15/45(7)(8)	10,741	2,171,652
Series 4583, Class CZ, 3.50%, 5/15/46	4,003	3,919,823
Series 4584, Class PM, 3.00%, 5/15/46	4,233	4,339,296
Series 4594, Class GT, 4.00%, 7/15/43(8)	2,891	2,683,836
Series 4616, Class PZ, 2.00%, 3/15/42	1,383	1,317,166
Series 4631, Class KF, 1.771%, 10/15/46(6)	2,973	2,965,238
Series 4637, Class CU, 3.00%, 8/15/44	14,094	13,569,449
Series 4637, Class QU, 3.00%, 4/15/44	23,955	23,077,870
Series 4639, Class KF, 2.071%, 12/15/44(6)	13,854	13,656,980

		$120,485,148

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.471%, 4/25/28(6)	$8,000	$8,881,253
Series 2016-DNA1, Class M3, 6.321%, 7/25/28(6)	3,750	4,288,605
Series 2016-DNA2, Class M3, 5.421%, 10/25/28(6)	5,500	5,955,875
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(6)	2,000	2,064,685
Series 2017-DNA1, Class M2, 4.029%, 7/25/29(6)(9)	4,000	4,000,000

		$25,190,418

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust:
Series 2016-SC02, Class M1, 3.627%, 10/25/46(6)	$3,878	$3,795,011

		$3,795,011

Federal National Mortgage Association:
Series G93-17, Class FA, 1.771%, 4/25/23(6)	$63	$64,143
Series G93-36, Class ZQ, 6.50%, 12/25/23	293	319,866
Series G97-4, Class FA, 1.567%, 6/17/27(6)	291	294,107

Security	Principal Amount (000’s omitted)	Value
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(7)	$782	$130,506
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(5)	1,043	963,870
Series 1993-203, Class PL, 6.50%, 10/25/23	291	320,921
Series 1994-14, Class F, 2.203%, 10/25/23(6)	297	302,036
Series 2001-4, Class GA, 9.342%, 4/17/25(4)	29	31,166
Series 2004-60, (Interest Only), Class SW, 6.279%, 4/25/34(7)(8)	4,741	791,768
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(7)	3,737	1,064,244
Series 2006-65, (Interest Only), Class PS, 6.449%, 7/25/36(7)(8)	2,644	547,433
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(5)	1,004	901,691
Series 2007-99, (Interest Only), Class SD, 5.629%, 10/25/37(7)(8)	4,167	750,860
Series 2007-102, (Interest Only), Class ST, 5.669%, 11/25/37(7)(8)	2,218	404,507
Series 2009-48, Class WA, 5.828%, 7/25/39(4)	911	1,004,677
Series 2009-62, Class WA, 5.57%, 8/25/39(4)	1,453	1,601,887
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(5)	1,802	1,557,245
Series 2009-93, (Interest Only), Class SC, 5.379%, 11/25/39(7)(8)	7,793	1,258,675
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(7)	419	2,612
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,635	1,669,882
Series 2010-135, (Interest Only), Class SD, 5.229%, 6/25/39(7)(8)	3,979	434,125
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(7)	2,607	120,739
Series 2011-49, Class NT, 6.00%, 6/25/41(8)	654	716,344
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(7)	2,990	725,959
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(7)	3,224	185,442
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(7)	9,017	883,229
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(5)	1,395	1,237,700
Series 2012-14, Class MH, 2.00%, 12/25/40	637	637,126
Series 2012-35, Class GE, 3.00%, 5/25/40	8,026	8,161,827
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(5)	4,866	4,237,668
Series 2012-73, (Interest Only), Class MS, 5.279%, 5/25/39(7)(8)	4,966	496,511
Series 2012-86, (Interest Only), Class CS, 5.329%, 4/25/39(7)(8)	4,239	465,599
Series 2012-94, (Interest Only), Class SL, 5.929%, 5/25/38(7)(8)	10,773	1,677,593
Series 2012-103, (Interest Only), Class GS, 5.329%, 2/25/40(7)(8)	10,439	1,121,275
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,468	2,884,885
Series 2012-147, (Interest Only), Class SA, 5.329%, 1/25/43(7)(8)	3,602	751,135
Series 2013-52, Class GA, 1.00%, 6/25/43	5,678	5,461,822
Series 2013-52, Class MD, 1.25%, 6/25/43	4,559	4,377,897
Series 2013-67, Class NF, 1.771%, 7/25/43(6)	1,856	1,821,818
Series 2013-119, Class PD, 2.50%, 1/25/43	672	669,200
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(7)	4,960	462,636
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(7)	4,932	460,011
Series 2014-5, Class LB, 2.50%, 7/25/43	1,888	1,877,513
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	4,109	3,363,626
Series 2014-35, Class CF, 1.121%, 6/25/44(6)	29,573	29,485,666
Series 2014-41, (Interest Only), Class SA, 5.279%, 7/25/44(7)(8)	5,245	1,265,872
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(7)	5,650	900,873
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	4,808	742,086
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(7)	7,793	1,505,662
Series 2015-4, Class BF, 1.171%, 2/25/45(6)	17,929	17,885,793
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(7)	4,145	638,589
Series 2015-31, (Interest Only), Class SG, 5.329%, 5/25/45(7)(8)	5,820	1,279,668
Series 2015-35, Class US, 7.158%, 6/25/45(8)	418	422,577
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(7)	6,033	920,089
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(7)	7,555	1,087,904
Series 2015-74, Class SL, 1.896%, 10/25/45(8)	3,001	2,337,061
Series 2016-1, (Interest Only), Class SJ, 5.379%, 2/25/46(7)(8)	8,602	1,772,690

Security	Principal Amount (000’s omitted)	Value
Series 2016-20, Class ZA, 2.50%, 12/25/41	$3,594	$3,451,697
Series 2016-22, Class ZE, 3.00%, 6/25/44	5,404	5,355,102
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,161	1,160,462
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(7)	5,777	791,315
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,759	1,745,271
Series 2017-13, Class KF, 1.78%, 2/25/47(6)	4,000	3,955,000

		$133,917,153

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(6)	$1,000	$1,059,942
Series 2017-C01, Class 1M2, 4.316%, 7/25/29(6)(10)	1,000	1,016,662

		$2,076,604

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(5)	$2,988	$2,584,202
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(5)	2,328	1,974,325
Series 2011-48, (Interest Only), Class SD, 5.893%, 10/20/36(7)(8)	3,865	284,709
Series 2011-156, Class GA, 2.00%, 12/16/41	1,526	1,371,475
Series 2012-77, Class MT, 1.157%, 5/16/41(6)	1,407	1,370,563
Series 2014-98, (Interest Only), Class IM, 1.011%, 1/20/43(4)(7)	36,274	1,290,541
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(5)	3,129	2,779,586
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,511	2,525,269
Series 2015-116, (Interest Only), Class AS, 4.923%, 8/20/45(7)(8)	4,226	515,974
Series 2015-144, Class KB, 3.00%, 8/20/44	1,093	1,072,541
Series 2015-151, (Interest Only), Class KI, 0.795%, 11/20/42(4)(7)	51,754	1,351,989
Series 2016-16, Class UZ, 3.00%, 2/16/46	218	217,826
Series 2016-37, Class KY, 3.00%, 3/20/46	346	347,044
Series 2016-58, Class CZ, 2.25%, 7/20/45	2,092	2,076,874
Series 2016-58, Class TZ, 2.00%, 12/20/39	4,580	4,448,881
Series 2016-75, Class WZ, 2.25%, 11/16/43	436	435,423
Series 2016-81, Class CZ, 2.25%, 3/16/45	2,607	2,422,135
Series 2016-129, Class ZC, 2.00%, 6/20/45	7,058	6,829,555
Series 2017-5, Class ZA, 2.50%, 1/20/47	5,463	5,416,811

		$39,315,723

Total Collateralized Mortgage Obligations (identified cost $326,967,228)		$324,780,057

Call Options Purchased — 0.0%(11)

Exchange-Traded Options — 0.0%(11)

Description	Number of Contracts	Strike Price	Expiration Date	Value
U.S. Long Treasury Bond Futures 3/2017	175	USD 162.00	2/24/17	$8,203

Total Call Options Purchased (identified cost $63,672)				$8,203

Short-Term Investments — 4.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(12)	20,752,678	$20,754,753

Total Short-Term Investments (identified cost $20,754,753)		$20,754,753

Total Investments — 100.9% (identified cost $446,212,346)		$445,015,017

Other Assets, Less Liabilities — (0.9)%		$(3,827,927)

Net Assets — 100.0%		$441,187,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(2)	Principal amount is less than $500.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(9)	When-issued/delayed delivery security.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $1,016,662 or 0.2% of the Portfolio’s net assets.

(11)	Amount is less than 0.05%.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $90,100.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	419	Short	Jun-18	$(103,460,874)	$(102,922,113)	$538,761
U.S. 5-Year Treasury Note	1,007	Short	Mar-17	(118,621,087)	(118,692,258)	(71,171)
U.S. 10-Year Treasury Note	230	Short	Mar-17	(28,417,797)	(28,627,813)	(210,016)
U.S. Ultra-Long Treasury Bond	100	Long	Mar-17	16,151,563	16,068,750	(82,813)

						$174,761

CME: Chicago Mercantile Exchange

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(415,676)

						$(415,676)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$447,616,080

Gross unrealized appreciation	$8,338,040
Gross unrealized depreciation	(10,939,103)

Net unrealized depreciation	$(2,601,063)

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Purchased options	$8,203		$—
Futures contracts	538,761	(1)	(364,000	)(1)
Swap contracts	—		(415,676)

Total	$546,964		$(779,676)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$99,472,004	$—	$99,472,004
Collateralized Mortgage Obligations	—	324,780,057	—	324,780,057
Call Options Purchased	8,203	—	—	8,203
Short-Term Investments	—	20,754,753	—	20,754,753
Total Investments	$8,203	$445,006,814	$—	$445,015,017
Futures Contracts	$538,761	$—	$—	$538,761
Total	$546,964	$445,006,814	$—	$445,553,778

Liability Description
Futures Contracts	$(364,000)	$—	$—	$(364,000)
Swap Contracts	—	(415,676)	—	(415,676)
Total	$(364,000)	$(415,676)	$—	$(779,676)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017